MUTUAL OF AMERICA

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY
320 PARK AVENUE NEW YORK NY 10022-6839 212 224 1840 212 224 2518 FAX

AMY LATKIN VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL CORPORATE LAW

May 1, 2018

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Mutual of America Separate Account No. 2 (Thrift Contracts) (the “Registrant”)

Registration Statement on Form N-4 (File no. 033-11023 and 811-03996)

Certification pursuant to Rule 497(j) of the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended (“the 33 Act”), that the form of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) of the 33 Act would not have differed from that contained in the most recent amendment to the registration statement, filed on April 27, 2018, and that the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Amy Latkin

Amy Latkin
Vice President and
Associate General Counsel